SUBSEQUENT EVENTS (Details) - USD ($)								1 Months Ended		9 Months Ended	12 Months Ended
		Oct. 08, 2018	Aug. 22, 2018	Mar. 30, 2018	Mar. 26, 2018	Mar. 19, 2018	Mar. 01, 2018	Feb. 28, 2018	Mar. 31, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2018	Jun. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Sep. 25, 2017	Jun. 30, 2017	Jan. 31, 2017	[2]	Nov. 02, 2007
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount			$ 140,800						$ 100,000				$ 70,000	$ 21,794				$ 105,000
Debt Instrument, Unamortized Discount		$ 53,000	128,000							$ 12,800	$ 10,000
Proceeds from Debt, Net of Issuance Costs		50,000	125,000
Debt Issuance Costs, Gross		$ 3,000	$ 3,000							$ 3,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%										8.00%	0.00%				8.00%
Debt Instrument, Maturity Date		Oct. 08, 2019	Aug. 22, 2019
Debt Instrument, Convertible, Terms of Conversion Feature		The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time	The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time						If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion.
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)																					1,000,000
Common Stock, Shares Authorized (in Shares)										150,000,000	150,000,000	150,000,000
Due to Related Parties										$ 63,500	$ 81,058	$ 4,000
Stock Issued During Period, Value, Issued for Services											565,569	$ 286,575
Stock Issued During Period, Shares, New Issues (in Shares)										200,000
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties	[1]									$ 0	29,064
Stock Issued During Period, Value, Issued for Services									$ 82,500		$ 99,000
Stock Issued During Period, Shares, Issued for Services (in Shares)									50,000		60,000
Stock Issued During Period, Shares, New Issues (in Shares)												130,000
Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount										$ 184,000	$ 558,400				$ 42,000	$ 72,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%	8.00%	8.00%	8.00%
Due to Related Parties											556,166								$ 316,504
Improving Retail Space in Tennessee [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties											29,064
Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services								$ 17,648			$ 17,648
Stock Issued During Period, Shares, Issued for Services (in Shares)								36,018			36,018
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount		$ 58,300
Subsequent Event [Member] | SEC Counsel [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)							15,000
Subsequent Event [Member] | Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%	8.00%	8.00%
Due to Related Parties				$ 20,000	$ 40,000	$ 12,000
Debt Instrument, Payment Terms				60 days	60 days	60 days
Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount									$ 400,000
Pursuant to Licensing Agreement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							2,000
The 2018 Plan [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)								1,000,000
Common Stock, Shares Authorized (in Shares)								500,000
The 2018 Plan [Member] | Maximum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares)								5,000,000

[1]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company's consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company's common stock to the director and $6,000 was paid to the director. The remaining amount was paid during the three months ended September 30, 2018.
[2]	In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company's CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company's common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company's common stock at $0.50/share and the note holder did not exercise the conversion option.